Property plant and equipment net	12 Months Ended
Dec. 31, 2022
Property plant and equipment net
Property, plant and equipment, net

Note 7 - Property, Plant and Equipment, net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31,	December 31,
	2022	2021
Building	$4,831,806	$5,228,347
Machinery and Production equipment	1,214,709	1,307,356
Electronic equipment	193,652	203,305
Office equipment	49,899	48,440
Automobiles	292,251	545,006
Construction in progress	377,300	343,401
Subtotal	6,959,617	7,675,855
Less: Accumulated depreciation	(5,303,175)	(5,571,908)
Property, plant and equipment, net	$1,656,442	$2,103,947

Depreciation expense was $344,852, $444,462 and $436,427 for the years ended December 31, 2022, 2021 and 2020, respectively, As of December 31, 2022 and2021, building with net book value of $351,128 and $588,063 respectively, were pledged as collateral for bank loans (Note 10).